REVENUE FROM CONTRACTS WITH CUSTOMERS - Geographic breakdown of revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 993.8	$ 856.8	$ 2,176.7	$ 1,907.1
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	231.6	230.1	590.3	587.0
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	367.8	365.9	777.3	775.5
Greater China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	288.6	187.6	598.9	393.2
Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 105.8	$ 73.2	$ 210.2	$ 151.4
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	27.00%	33.00%	27.00%	32.00%
Mainland China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	28.00%	21.00%	26.00%	19.00%